Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1] ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income (Loss) ($ Thousands)	SaaS Revenue[5] ($ Thousands)
					TSR ($)	Peer Group TSR ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	5,259,837	1,512,770	2,930,220	180,602	44.81	145.65	307	461,027

2024	5,467,614	2,993,171	2,740,366	768,962	109.63	119.14	(74,216)	343,476

2023	5,811,127	5,870,942	2,907,115	2,741,138	150.74	106.82	(259,295)	263,717

2022	6,551,181	(7,012,128)	3,124,345	1,023,686	140.74	91.35	54,348	216,346

2021	3,268,711	28,174,803	1,081,725	3,917,477	304.67	114.82	101,577	171,052

Company Selected Measure Name	SaaS Revenue
Named Executive Officers, Footnote
1.Joseph A. Walsh was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025

Paul D. Rouse	Paul D. Rouse	Paul D. Rouse	Paul D. Rouse	Paul D. Rouse

Gordon Henry	Gordon Henry	Gordon Henry	Gordon Henry	Grant Freeman

James McCusker	James McCusker	James McCusker	James McCusker	John Wholey

John Wholey	John Wholey	John Wholey	John Wholey	Lesley Bolger

Grant Freeman

Lesley Bolger

Peer Group Issuers, Footnote
4.The Peer Group TSR set forth in this table utilizes the Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Russell 2000 Index, respectively.

PEO Total Compensation Amount	$ 5,259,837	$ 5,467,614	$ 5,811,127	$ 6,551,181	$ 3,268,711
PEO Actually Paid Compensation Amount	$ 1,512,770	2,993,171	5,870,942	(7,012,128)	28,174,803
Adjustment To PEO Compensation, Footnote
3.For 2025, amounts in this column represent the Compensation Actually Paid to the PEO and, on an average basis, the non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for that fiscal year and adjusted as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Reported Summary Compensation Table Total for the PEO ($)	Subtract Reported Value of Stock Awards and Option Awards for the PEO ($)	Add/Subtract Equity Award Adjustments(a) for the PEO ($)	Compensation Actually Paid to the PEO ($)

2025	5,259,837	(3,000,000)	(747,067)	1,512,770

+
(a)The equity award adjustments include the addition (or subtraction, as applicable) of the following:
(i)the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)for awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(iv)for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)the value of any dividends or other earnings paid on awards prior to the vesting date that are not otherwise included in the total compensation for the applicable year.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2025	960,361	(1,629,518)	—	(77,910)	—	(747,067)

Non-PEO NEO Average Total Compensation Amount	$ 2,930,220	2,740,366	2,907,115	3,124,345	1,081,725
Non-PEO NEO Average Compensation Actually Paid Amount	$ 180,602	768,962	2,741,138	1,023,686	3,917,477
Adjustment to Non-PEO NEO Compensation Footnote
3.For 2025, amounts in this column represent the Compensation Actually Paid to the PEO and, on an average basis, the non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for that fiscal year and adjusted as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion(a) of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	2,930,220	(2,125,000)	(624,618)	180,602

(a)The equity award adjustments include the addition (or subtraction, as applicable) of the following:
(i)the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)for awards that are granted and vest in same applicable year, the fair value as of the vesting date;
(iv)for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)the value of any dividends or other earnings paid on awards prior to the vesting date that are not otherwise included in the total compensation for the applicable year.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	680,257	(1,311,527)	—	6,652	—	(624,618)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company TSR, and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR and the Peer Group’s cumulative TSR from December 31, 2020, through the end of the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income (Loss) during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and SaaS Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our SaaS Revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid, Company TSR, and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR and the Peer Group’s cumulative TSR from December 31, 2020, through the end of the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.

SaaS Revenue Absolute TSR Relative TSR Adjusted EBITDA Free Cash Flow

Total Shareholder Return Amount	$ 44.81	109.63	150.74	140.74	304.67
Peer Group Total Shareholder Return Amount	145.65	119.14	106.82	91.35	114.82
Net Income (Loss)	$ 307,000	$ (74,216,000)	$ (259,295,000)	$ 54,348,000	$ 101,577,000
Company Selected Measure Amount	461,027,000	343,476,000	263,717,000	216,346,000	171,052,000
PEO Name	Joseph A. Walsh	Joseph A. Walsh	Joseph A. Walsh	Joseph A. Walsh	Joseph A. Walsh
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments required under Item 402(v). (For 2025, the adjustments are described in footnote 3 below.)
Measure:: 1
Pay vs Performance Disclosure
Name	SaaS Revenue
Non-GAAP Measure Description	We determined SaaS Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. More information on SaaS Revenue can be found at the “Short-Term Incentive Plan - Cash Incentive” section of the CD&A.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,000,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(747,067)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	960,361
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,629,518)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,910)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,125,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(624,618)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	680,257
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,311,527)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,652
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0